Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,743,956	¥ 4,744,682
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,171,744	1,153,072
One year ago		804,937	754,895
Two years ago		551,251	862,432
Three years ago		636,069	554,762
Four years ago		450,935	378,732
Prior		903,567	815,806
Total financing receivables		4,518,503	4,519,699
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		13,910	11,302
One year ago		9,578	10,678
Two years ago		10,431	11,522
Three years ago		9,258	9,632
Four years ago		7,790	19,287
Prior		42,641	39,678
Total financing receivables		93,608	102,099
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,299,307	2,343,030
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,056,959	2,113,430
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		70,713	55,913
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		300,198	322,924
One year ago		200,041	314,935
Two years ago		281,872	387,988
Three years ago		360,726	314,163
Four years ago		293,297	202,309
Prior		656,584	595,321
Total financing receivables		2,092,718	2,137,640
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		266,663	302,695
One year ago		190,076	309,893
Two years ago		279,690	382,612
Three years ago		359,321	311,959
Four years ago		292,388	198,974
Prior		655,811	594,612
Total financing receivables		2,043,949	2,100,745
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	33,535	20,229
One year ago	[1]	9,965	5,042
Two years ago	[1]	2,182	5,376
Three years ago	[1]	1,405	2,204
Four years ago	[1]	909	3,335
Prior	[1]	773	709
Total financing receivables	[1]	48,769	36,895
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		10,896	8,282
One year ago		5,259	4,595
Two years ago		3,140	3,852
Three years ago		2,257	2,098
Four years ago		1,078	961
Prior		12,324	11,915
Total financing receivables		34,954	31,703
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		17	26
One year ago		81	94
Two years ago		378	489
Three years ago		474	380
Four years ago		239	222
Prior		11,821	11,474
Total financing receivables		13,010	12,685
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	10,879	8,256
One year ago	[1]	5,178	4,501
Two years ago	[1]	2,762	3,363
Three years ago	[1]	1,783	1,718
Four years ago	[1]	839	739
Prior	[1]	503	441
Total financing receivables	[1]	21,944	19,018
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,357,086	1,343,679
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		124,499	74,085
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		38,654	80,918
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		296,228	278,607
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		79,645	121,851
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		160,530	164,132
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		657,530	624,086
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		427,902	487,433
One year ago		346,629	188,634
Two years ago		127,984	283,950
Three years ago		171,314	127,128
Four years ago		103,628	96,851
Prior		139,503	111,640
Total financing receivables		1,316,960	1,295,636
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		65,874	26,991
One year ago		17,831	6,686
Two years ago		6,699	24,244
Three years ago		22,384	5,256
Four years ago		4,158	2,750
Prior		7,553	8,158
Total financing receivables		124,499	74,085
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,901	0
One year ago		706	5,547
Two years ago		5,217	51,467
Three years ago		15,153	11,744
Four years ago		10,595	7,721
Prior		834	1,397
Total financing receivables		35,406	77,876
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		124,452	102,719
One year ago		43,210	48,420
Two years ago		30,996	37,845
Three years ago		27,022	28,727
Four years ago		22,251	24,481
Prior		46,222	34,111
Total financing receivables		294,153	276,303
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		34,508	24,104
One year ago		12,639	26,751
Two years ago		9,091	41,644
Three years ago		6,998	2,256
Four years ago		1,627	5,478
Prior		1,165	740
Total financing receivables		66,028	100,973
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		76,764	75,273
One year ago		27,327	24,808
Two years ago		16,743	26,748
Three years ago		17,003	13,746
Four years ago		8,383	6,457
Prior		12,878	13,806
Total financing receivables		159,098	160,838
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		123,403	258,346
One year ago		244,916	76,422
Two years ago		59,238	102,002
Three years ago		82,754	65,399
Four years ago		56,614	49,964
Prior		70,851	53,428
Total financing receivables		637,776	605,561
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		257	412
One year ago		793	3,184
Two years ago		5,485	4,138
Three years ago		4,959	4,747
Four years ago		4,624	14,562
Prior		24,008	21,000
Total financing receivables		40,126	48,043
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	64
Two years ago		0	0
Three years ago		0	1,587
Four years ago		0	0
Prior		3,248	1,391
Total financing receivables		3,248	3,042
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		230	245
Two years ago		0	938
Three years ago		913	71
Four years ago		9	0
Prior		923	1,050
Total financing receivables		2,075	2,304
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		741	0
Three years ago		0	371
Four years ago		813	12,790
Prior		12,063	7,717
Total financing receivables		13,617	20,878
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		125	156
One year ago		80	457
Two years ago		431	1,392
Three years ago		264	124
Four years ago		133	392
Prior		399	773
Total financing receivables		1,432	3,294
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		132	256
One year ago		483	2,418
Two years ago		4,313	1,808
Three years ago		3,782	2,594
Four years ago		3,669	1,380
Prior		7,375	10,069
Total financing receivables		19,754	18,525
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		26	0
One year ago		396	0
Two years ago		0	24
Three years ago		21	281
Four years ago		406	1,072
Prior		10,385	10,885
Total financing receivables		11,234	12,262
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		1,021	1,485
Total financing receivables		1,021	1,485
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,087,563	1,057,973
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		632,120	652,455
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		455,443	405,518
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		440,421	328,428
One year ago		257,871	249,106
Two years ago		139,306	190,125
Three years ago		103,726	113,190
Four years ago		53,604	77,683
Prior		75,794	80,217
Total financing receivables		1,070,722	1,038,749
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		193,297	119,538
One year ago		136,285	154,757
Two years ago		99,739	133,589
Three years ago		80,542	91,691
Four years ago		44,853	68,087
Prior		72,295	78,283
Total financing receivables		627,011	645,945
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		247,124	208,890
One year ago		121,586	94,349
Two years ago		39,567	56,536
Three years ago		23,184	21,499
Four years ago		8,751	9,596
Prior		3,499	1,934
Total financing receivables		443,711	392,804
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,757	2,608
One year ago		3,228	2,899
Two years ago		1,806	3,474
Three years ago		2,042	2,787
Four years ago		1,720	2,178
Prior		5,288	5,278
Total financing receivables		16,841	19,224
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		212	402
One year ago		660	605
Two years ago		658	1,044
Three years ago		798	1,103
Four years ago		811	1,247
Prior		1,970	2,109
Total financing receivables		5,109	6,510
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,545	2,206
One year ago		2,568	2,294
Two years ago		1,148	2,430
Three years ago		1,244	1,684
Four years ago		909	931
Prior		3,318	3,169
Total financing receivables		11,732	12,714
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		3,197	14,287
One year ago		0	2,220
Two years ago		2,089	345
Three years ago		282	0
Four years ago		0	817
Prior		21,301	17,743
Total financing receivables		26,869	35,412
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		298	0
Two years ago		0	58
Three years ago		0	0
Four years ago		368	1,586
Prior		0	0
Total financing receivables		¥ 666	¥ 1,644

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 30 “Commitments, Guarantees and Contingent Liabilities.”